Segment disclosure - Revenue by geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment disclosure
Revenue	$ 268,991	$ 204,024
Revenue - other	1,372	0
Revenue from streams	205,569	157,157
Revenues from royalties	62,050	46,867
Australia
Segment disclosure
Revenue	94,095	54,064
Revenue from streams	64,600	28,300
Revenues from royalties	29,500	25,700
Peru
Segment disclosure
Revenue	70,509	45,863
Revenue from streams	69,900	45,600
Revenues from royalties	600	300
United States
Segment disclosure
Revenue	26,520	26,366
Revenue - other	1,300	0
Revenue from streams	13,500	22,300
Revenues from royalties	11,700	4,100
Colombia
Segment disclosure
Revenue	16,352	11,352
Cote d'Ivoire
Segment disclosure
Revenue	15,041	2,570
Revenue from streams	12,000	0
Revenues from royalties	3,000	2,600
South Africa
Segment disclosure
Revenue	13,998	12,487
Canada
Segment disclosure
Revenue	10,909	15,967
Revenue from streams	800	7,700
Revenues from royalties	10,100	8,200
Mongolia
Segment disclosure
Revenue	10,706	19,030
Mexico
Segment disclosure
Revenue	10,585	10,887
Revenue from streams	3,400	5,100
Revenues from royalties	7,200	5,700
Other
Segment disclosure
Revenue	276	5,438
Revenue from streams	200	5,200
Revenues from royalties	$ 100	$ 200